Taxes (Details)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Taxes [Line Items]
Income tax rate	(13.20%)	(67.70%)
Withholding tax rate	10.00%
Enterprise income tax rate	25.00%
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	16.50%